Cover Page Document	Nov. 05, 2020	Aug. 05, 2020
Document Information [Line Items]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security		Common stock, $0.0001 par value per share
Entity Registrant Name	UNITED INSURANCE HOLDINGS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35761
Entity Tax Identification Number	75-3241967
Entity Address, Address Line One	800 2nd Avenue S.
Entity Address, Postal Zip Code	33701
Entity Address, City or Town	Saint Petersburg,
Entity Address, State or Province	FL
City Area Code	(727)
Local Phone Number	895-7737
Trading Symbol		UIHC
Security Exchange Name		NASDAQ
Entity Central Index Key	0001401521